Employee Benefit Plans (Allocation of Share-based Compensation Costs) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 327,151	$ 302,425
Income tax benefit	133,644	120,788
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	218,013	147,905
Income tax benefit	$ 89,058	$ 59,073